Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2022-2
Statement to Securityholders
Determination Date: November 9, 2022

Payment Date	11/15/2022
Collection Period Start	10/1/2022
Collection Period End	10/31/2022
Interest Period Start	10/17/2022
Interest Period End	11/14/2022

Cut-Off Date Net Pool Balance	$2,066,663,591.84
Cut-Off Date Adjusted Pool Balance	$1,899,113,714.12

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$168,416,221.56	$50,792,456.37	$117,623,765.19	0.349032	Aug-23
Class A-2a Notes	$586,800,000.00	$—	$586,800,000.00	1.000000	Sep-25
Class A-2b Notes	$126,400,000.00	$—	$126,400,000.00	1.000000	Sep-25
Class A-3 Notes	$631,800,000.00	$—	$631,800,000.00	1.000000	May-27
Class A-4 Notes	$160,110,000.00	$—	$160,110,000.00	1.000000	Dec-27
Class B Notes	$19,000,000.00	$—	$19,000,000.00	1.000000	Jan-28
Class C Notes	$19,000,000.00	$—	$19,000,000.00	1.000000	Feb-28
Class D Notes	$19,000,000.00	$—	$19,000,000.00	1.000000	Nov-28
Total Notes	$1,730,526,221.56	$50,792,456.37	$1,679,733,765.19

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$1,887,723,210.09	$1,832,033,284.60	0.886469
YSOC Amount	$152,449,204.24	$147,551,735.12
Adjusted Pool Balance	$1,735,274,005.85	$1,684,481,549.48
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$4,747,784.29	$4,747,784.29
Reserve Account Balance	$4,747,784.29	$4,747,784.29

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$168,416,221.56	2.87200%	ACT/360	$389,640.29
Class A-2a Notes	$586,800,000.00	3.74000%	30/360	$1,828,860.00
Class A-2b Notes	$126,400,000.00	3.44135%	ACT/360	$350,405.90
Class A-3 Notes	$631,800,000.00	3.66000%	30/360	$1,926,990.00
Class A-4 Notes	$160,110,000.00	3.69000%	30/360	$492,338.25
Class B Notes	$19,000,000.00	4.27000%	30/360	$67,608.33
Class C Notes	$19,000,000.00	4.67000%	30/360	$73,941.67
Class D Notes	$19,000,000.00	5.40000%	30/360	$85,500.00
Total Notes	$1,730,526,221.56			$5,215,284.44

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$1,887,723,210.09	$1,832,033,284.60
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$1,735,274,005.85	$1,684,481,549.48
Number of Receivable Outstanding	84,919	83,889
Weight Average Contract Rate	3.57%	3.57%
Weighted Average Remaining Term (months)	57	56

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$5,541,171.95
Principal Collections	$55,462,699.28
Liquidation Proceeds	$70,903.50
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$61,074,774.73
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$61,074,774.73

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$1,573,102.68	$1,573,102.68	$—	$—	$59,501,672.05
Interest - Class A-1 Notes	$389,640.29	$389,640.29	$—	$—	$59,112,031.76
Interest - Class A-2a Notes	$1,828,860.00	$1,828,860.00	$—	$—	$57,283,171.76
Interest - Class A-2b Notes	$350,405.90	$350,405.90	$—	$—	$56,932,765.86
Interest - Class A-3 Notes	$1,926,990.00	$1,926,990.00	$—	$—	$55,005,775.86
Interest - Class A-4 Notes	$492,338.25	$492,338.25	$—	$—	$54,513,437.61
First Allocation of Principal	$—	$—	$—	$—	$54,513,437.61
Interest - Class B Notes	$67,608.33	$67,608.33	$—	$—	$54,445,829.28
Second Allocation of Principal	$8,044,672.08	$8,044,672.08	$—	$—	$46,401,157.20
Interest - Class C Notes	$73,941.67	$73,941.67	$—	$—	$46,327,215.53
Third Allocation of Principal	$19,000,000.00	$19,000,000.00	$—	$—	$27,327,215.53
Interest - Class D Notes	$85,500.00	$85,500.00	$—	$—	$27,241,715.53
Fourth Allocation of Principal	$19,000,000.00	$19,000,000.00	$—	$—	$8,241,715.53
Reserve Account Deposit Amount	$—	$—	$—	$—	$8,241,715.53
Regular Principal Distribution Amount	$4,747,784.29	$4,747,784.29	$—	$—	$3,493,931.24
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$3,493,931.24
Remaining Funds to Certificates	$3,493,931.24	$3,493,931.24	$—	$—	$—
Total	$61,074,774.73	$61,074,774.73	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$152,449,204.24
Increase/(Decrease)	$(4,897,469.12)
Ending YSOC Amount	$147,551,735.12

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$1,735,274,005.85	$1,684,481,549.48
Note Balance	$1,730,526,221.56	$1,679,733,765.19
Overcollateralization (Adjusted Pool Balance - Note Balance)	$4,747,784.29	$4,747,784.29
Target Overcollateralization Amount	$4,747,784.29	$4,747,784.29
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$4,747,784.29
Beginning Reserve Account Balance	$4,747,784.29
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$4,747,784.29

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.01%	17	$227,226.21
Liquidation Proceeds of Defaulted Receivables[1]	0.00%	16	$70,903.50
Monthly Net Losses (Liquidation Proceeds)			$156,322.71
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			N/A
Second Preceding Collection Period			0.14%
Preceding Collection Period			0.06%
Current Collection Period			0.10%
Four-Month Average Net Loss Ratio			N/A
Cumulative Net Losses for All Periods			$485,811.16
Cumulative Net Loss Ratio			0.02%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.09%	69	$1,633,227.42
60-89 Days Delinquent	0.02%	12	$369,212.37
90-119 Days Delinquent	0.00%	2	$88,440.12
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.11%	83	$2,090,879.91

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		2	$42,032.39
Total Repossessed Inventory		4	$106,759.05

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		14	$457,652.49
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			N/A
Second Preceding Collection Period			0.01%
Preceding Collection Period			0.02%
Current Collection Period			0.02%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of October 2022.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	1.19	0.06%	46	0.05%